Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3. Fair Value Measurements

Fair value is defined as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 -	Unadjusted quoted prices in active markets for similar assets or liabilities; or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs other than quoted prices that are observable for the asset or liability.

Level 3 -	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Following is a description of the valuation methodologies used for assets within the fair value hierarchy:

Mutual funds: Valued at the net asset value ("NAV") of shares held by the Plan at year end which is based on the closing price reported in the active market.

Self-directed brokerage accounts: Valued at quoted market prices, which represent the NAV of shares held by the Plan at year end (Level 1) and inputs other than quoted market prices including utilizing the fair value of the underlying holdings in certain investments with a readily determinable value or pricing models that maximize the use of observable inputs for similar securities (Level 2). Investments held in the self-directed brokerage accounts consist of mutual funds, common stocks, cash and cash equivalents, exchange traded funds and government and agency obligations.

Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.

There have been no changes in the methodologies used as of December 31, 2025 and 2024.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan's management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The Plan's assets are identified as being in Level 1 and Level 2 of the fair value hierarchy, other than those using NAV as a practical expedient. The following tables set forth the Plan's assets at fair value by level within the fair value hierarchy as of December 31, 2025 and 2024:

	Fair Value as of December 31, 2025
	Level 1	Level 2	Total
Mutual funds	$317,225,471	$—	$317,225,471
Self-directed brokerage accounts	4,872,688	413,526	5,286,214
Company common stock	2,421,295	—	2,421,295
Total investments in hierarchy	$324,519,454	$413,526	324,932,980
Investments measured at net asset value (a)			36,833,075
Total Investments, at fair value			$361,766,055

	Fair Value as of December 31, 2024
	Level 1	Level 2	Total
Mutual funds	$268,032,204	$—	$268,032,204
Self-directed brokerage accounts	2,858,163	1,299,564	4,157,727
Company common stock	2,005,237	—	2,005,237
Total investments in hierarchy	$272,895,604	$1,299,564	274,195,168
Investments measured at net asset value (a)			35,888,856
Total Investments, at fair value			$310,084,024

(a) Certain investments that were measured at NAV per share (or equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

The following table describes the investment measured at fair value based on NAV per share as a practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to Plan level transactions.

Description	Fair Value 12/31/2025	Fair Value 12/31/2024	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Pooled separate account	$36,263,529	$35,367,736	N/A	Daily	N/A
Common collective trust	569,546	521,120	N/A	Daily	5 Days
Investments measured at net asset value	$36,833,075	$35,888,856